Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net unrealized appreciation, securities pre-tax:
Net unrealized appreciation (depreciation) on securities arising during the period pre-tax	$ 366	$ 319	$ 843
Reclassification adjustment for (gains) losses included in shareholders' net income pre-tax	(49)	(92)	(14)
Net unrealized appreciation (depreciation), securities pre-tax	317	227	829
Net unrealized appreciation (depreciation) derivatives pre-tax	1	8	(30)
Net translation of foreign currencies pre-tax	(21)	40	54
Postretirement benefits liability adjustment pre-tax:
Reclassification adjustment for amortization of net losses from past experience and prior service costs pre-tax	22	10	7
Curtailment gain pre-tax			(46)
Net change arising from assumption and plan changes and experience	(580)	(311)	(107)
Net postretirement benefits liability adjustment pre-tax	(558)	(301)	(146)
Net unrealized appreciation, securities tax (expense) benefit:
Net unrealized appreciation (depreciation) on securities arising during the period tax (expense) benefit	(127)	(109)	(292)
Reclasification adjustment for (gains) losses included in shareholders' net income tax (expense) benefit	18	32	3
Net unrealized appreciation (depreciation), securities tax (expense) benefit	(109)	(77)	(289)
Net unrealized appreciation (depreciation) derivatives tax (expense) benefit	0	(2)	13
Net translation of foreign currencies tax (expense) benefit	(1)	(7)	(15)
Postretirement benefits liability adjustment tax (expense) benefit:
Reclassification adjustment for amortization of net losses from past experience and prior service costs tax (expense) benefit	(7)	(4)	(3)
Curtailment gain tax (expense) benefit			16
Net change arising from assumption and plan changes and experience tax (expense) benefit	205	116	36
Net postretirement benefits liability adjustment tax (expense) benefit	198	112	49
Net realized appreciation, securities after-tax:
Net unrealized appreciation (depreciation) on securities arising during the period after-tax	239	210	551
Reclassification adjustment for (gains) losses included in shareholders' net income after-tax	(31)	(60)	(11)
Net unrealized appreciation (depreciation), securities after-tax	208	150	540
Net unrealized appreciation (depreciation), derivatives after-tax	1	6	(17)
Net translation of foreign currencies after-tax	(22)	33	39
Postretirement benefits liability adjustment after-tax:
Reclassification adjustment for amortization of net losses from past experience and prior service costs after-tax	15	6	4
Curtailment gain after-tax			(30)
Net change arising from assumption and plan changes and experience after-tax	(375)	(195)	(71)
Net postretirement benefits liability adjustment after-tax	$ (360)	$ (189)	$ (97)